Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
ALPS/Smith Total Return Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FINANCIAL INVESTORS TRUST (THE "TRUST")

ALPS | Red Rocks Global Opportunity Fund
Clough China Fund
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund
RiverFront Asset Allocation Aggressive
RiverFront Asset Allocation Growth & Income
RiverFront Asset Allocation Moderate
ALPS | Kotak India Growth Fund
ALPS | Smith Total Return Bond Fund
ALPS | Smith Short Duration Bond Fund
(each, a "Fund")

SUPPLEMENT DATED JULY 31, 2020 TO THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2020, AS SUPPLEMENTED FROM TIME TO TIME

Effective as of September 1, 2020, the following changes are being made with respect to the Funds.

Summary Section and Summary Prospectus for the ALPS | Smith Total Return Bond Fund

The table entitled "Shareholder Fees (fees paid directly from your investment)" in the section entitled "FEES AND EXPENSES OF THE FUND" in the Summary Prospectus and Summary Section of the Fund's Prospectus is hereby deleted and replaced with the following information:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	2.25%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

The section entitled "Example" in the section entitled "FEES AND EXPENSES OF THE FUND" in the Summary Prospectus and Summary Section of the Fund's Prospectus is hereby deleted and replaced with the following information:

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund's Expense Agreement, which ends February 28, 2021. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Shares	$ 99	$ 332	$ 585	$ 1,306
Class A Shares	$ 332	$ 548	$ 792	$ 1,491
Class C Shares	$ 270	$ 552	$ 958	$ 2,093
Class I Shares	$ 68	$ 234	$ 413	$ 933
You would pay the following expenses if you did not redeem your shares:*
Class C Shares	$ 170	$ 552	$ 958	$ 2,093

*	The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same as shown for that class above.

Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in "Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts" to this prospectus based on information provided by the financial intermediary.

Summary Section and Summary Prospectus ALPS | Smith Short Duration Bond Fund

The table entitled "Shareholder Fees (fees paid directly from your investment)" in the section entitled "FEES AND EXPENSES OF THE FUND" in the Summary Section of the Fund's Prospectus is hereby deleted and replaced with the following information:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	2.25%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

The section entitled "Example" in the section entitled "FEES AND EXPENSES OF THE FUND" in the Summary Prospectus and Summary Section of the Fund's Prospectus is hereby deleted and replaced with the following information:

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund's Expense Agreement, which ends February 28, 2021. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$ 81	$ 325	$ 589	$ 1,343
Class A Shares	$ 304	$ 545	$ 805	$ 1,548
Class C Shares	$ 252	$ 542	$ 958	$ 2,117
Class I Shares	$ 50	$ 229	$ 422	$ 982
You would pay the following expenses if you did not redeem your shares:*
Class C Shares	$ 152	$ 542	$ 958	$ 2,117

*	The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same as shown for that class above.

Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in "Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts" to this prospectus based on information provided by the financial intermediary.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALPS/Smith Short Duration Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FINANCIAL INVESTORS TRUST (THE "TRUST")

ALPS | Red Rocks Global Opportunity Fund
Clough China Fund
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund
RiverFront Asset Allocation Aggressive
RiverFront Asset Allocation Growth & Income
RiverFront Asset Allocation Moderate
ALPS | Kotak India Growth Fund
ALPS | Smith Total Return Bond Fund
ALPS | Smith Short Duration Bond Fund
(each, a "Fund")

SUPPLEMENT DATED JULY 31, 2020 TO THE SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2020, AS SUPPLEMENTED FROM TIME TO TIME

Effective as of September 1, 2020, the following changes are being made with respect to the Funds.

Summary Section and Summary Prospectus for the ALPS | Smith Total Return Bond Fund

The table entitled "Shareholder Fees (fees paid directly from your investment)" in the section entitled "FEES AND EXPENSES OF THE FUND" in the Summary Prospectus and Summary Section of the Fund's Prospectus is hereby deleted and replaced with the following information:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	2.25%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

The section entitled "Example" in the section entitled "FEES AND EXPENSES OF THE FUND" in the Summary Prospectus and Summary Section of the Fund's Prospectus is hereby deleted and replaced with the following information:

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund's Expense Agreement, which ends February 28, 2021. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Shares	$ 99	$ 332	$ 585	$ 1,306
Class A Shares	$ 332	$ 548	$ 792	$ 1,491
Class C Shares	$ 270	$ 552	$ 958	$ 2,093
Class I Shares	$ 68	$ 234	$ 413	$ 933
You would pay the following expenses if you did not redeem your shares:*
Class C Shares	$ 170	$ 552	$ 958	$ 2,093

*	The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same as shown for that class above.

Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in "Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts" to this prospectus based on information provided by the financial intermediary.

Summary Section and Summary Prospectus ALPS | Smith Short Duration Bond Fund

The table entitled "Shareholder Fees (fees paid directly from your investment)" in the section entitled "FEES AND EXPENSES OF THE FUND" in the Summary Section of the Fund's Prospectus is hereby deleted and replaced with the following information:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	2.25%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

The section entitled "Example" in the section entitled "FEES AND EXPENSES OF THE FUND" in the Summary Prospectus and Summary Section of the Fund's Prospectus is hereby deleted and replaced with the following information:

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund's Expense Agreement, which ends February 28, 2021. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$ 81	$ 325	$ 589	$ 1,343
Class A Shares	$ 304	$ 545	$ 805	$ 1,548
Class C Shares	$ 252	$ 542	$ 958	$ 2,117
Class I Shares	$ 50	$ 229	$ 422	$ 982
You would pay the following expenses if you did not redeem your shares:*
Class C Shares	$ 152	$ 542	$ 958	$ 2,117

*	The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same as shown for that class above.

Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in "Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts" to this prospectus based on information provided by the financial intermediary.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE